LEASES - Maturities of lease liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2020		$ 43.3
2021	$ 43.4	31.6
2022	35.1	24.1
2023	27.6	18.0
2024	16.9	10.6
Thereafter	18.6	14.2
Total Lease Payments	154.5	141.8
Less: Imputed Interest	(23.2)	(28.6)
Total lease liabilities	$ 131.3	$ 113.2
Future minimum annual rentals previously disclosed in 2018
2019			$ 51.4
2020			37.2
2021			25.4
2022			17.9
2023			12.4
Thereafter			19.2
Total noncancelable long-term leases			$ 163.5